Property and equipment	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Property and equipment
10.	Property and equipment

a)	Property and equipment are composed as follows

	June 30, 2019
	Cost	Accumulated depreciation	Net

Data processing equipment	53,670	(11,537)	42,133
Facilities	38	(29)	9
Machinery and equipment	102,736	(9,364)	93,372
Furniture and fittings	2,460	(250)	2,210
Leasehold improvements	8,680	(522)	8,158
Vehicles	1,371	(514)	857

	168,955	(22,216)	146,739

	December 31, 2018
	Cost	Accumulated depreciation	Net

Data processing equipment	23,334	(7,815)	15,519
Facilities	38	(27)	11
Machinery and equipment	44,757	(3,096)	41,661
Furniture and fittings	2,153	(148)	2,005
Leasehold improvements	6,954	(195)	6,759
Vehicles	1,371	(222)	1,149

	78,607	(11,503)	67,104

b)	The changes in cost and accumulated depreciation were as follows

	Data processing equipment	Facilities	Machinery and equipment	Furniture and fittings	Leasehold improvements	Vehicles	Total

At December 31, 2018
Cost	23,334	38	44,757	2,153	6,954	1,371	78,607
Accumulated depreciation	(7,815)	(27)	(3,096)	(148)	(195)	(222)	(11,503)

Net book value	15,519	11	41,661	2,005	6,759	1,149	67,104

At June 30, 2019
Cost
Purchases	30,336	-	57,979	307	1,726	-	90,348
Depreciation
Depreciation	(3,722)	(2)	(6,268)	(102)	(327)	(292)	(10,713)

Net book value	42,133	9	93,372	2,210	8,158	857	146,739

At June 30, 2019
Cost	53,670	38	102,736	2,460	8,680	1,371	168,955
Accumulated depreciation	(11,537)	(29)	(9,364)	(250)	(522)	(514)	(22,216)

Net book value	42,133	9	93,372	2,210	8,158	857	146,739